UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Grossman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        November 10, 2010


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $2,219,171 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
ABBOTT LABS			COMMON		002824100   57088  1092800 SH		SOLE			0  1061200   31600
AUTOMATIC DATA PROCESSIN	COMMON		053015103  163375  3887100 SH		SOLE			0  3755400  131700
AVON PRODS INC			COMMON		054303102   74718  2326950 SH		SOLE			0  2249500   77450
BERKSHIRE HATHAWAY INC DELCL B	COMMON		084670702   46458   561900 SH		SOLE			0   542850   19050
COCA COLA CO			COMMON		191216100  136714  2336200 SH		SOLE			0  2257900   78300
CONOCOPHILLIPS			COMMON		20825C104   37582   654400 SH		SOLE			0   632300   22100
DISNEY WALT CO			COM DISNEY	254687106  137737  4161247 SH		SOLE			0  4026173  135074
GENERAL ELEC CO			COMMON		369604103   37567  2311820 SH		SOLE			0  2233220   78600
GOLDMAN SACHS GROUP INC		COMMON		38141G104  141638   979650 SH		SOLE			0   947500   32150
INTERNATIONAL BUSINESS M	COMMON		459200101  215726  1608215 SH		SOLE			0  1554365   53850
JOHNSON & JOHNSON		COMMON		478160104  154330  2490800 SH		SOLE			0  2406100   84700
LOWES COS INC			COMMON		548661107  135240  6067300 SH		SOLE			0  5869400  197900
MICROSOFT CORP			COMMON		594918104  117114  4782100 SH		SOLE			0  4620800  161300
PEPSICO INC			COMMON		713448108  107237  1614050 SH		SOLE			0  1559600   54450
PROCTER & GAMBLE CO		COMMON		742718109  179442  2992200 SH		SOLE			0  2891500  100700
SCHLUMBERGER LTD		COMMON		806857108   85875  1393850 SH		SOLE			0  1347000   46850
STRYKER CORP			COMMON		863667101   71927  1437100 SH		SOLE			0  1391400   45700
3M CO				COMMON		88579Y101  115134  1327800 SH		SOLE			0  1283200   44600
WAL MART STORES INC		COMMON		931142103  142101  2655100 SH		SOLE			0  2566200   88900
WELLS FARGO & CO NEW		COMMON		949746101   62167  2475300 SH		SOLE			0  2392100   83200

